Description of Business and General Information (Details)	2 Months Ended
Sep. 30, 2012 DeadweightTon
Vessel-owning companies Vega Corona A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Vessel name	Vega Corona
Year Built	2012
DWT	1,393
Type of vessel	PSV
Vessel-owning companies Vega Crusader A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Vessel name	Vega Crusader
Year Built	2012
DWT	1,393
Type of vessel	PSV
Vessel-owning companies Vega Juniz A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Vessel name	Vega Juniz
Year Built	2012
DWT	1,393
Type of vessel	OSRV
Other Vega Offshore A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Acquisition date	N/A